S000011202 [Member] Investment Strategy - Dodge & Cox Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may invest up to 20% of its total assets in securities of non‑U.S. issuers that are not in the S&P 500 Index, provided that no more than 5% of the Fund’s total assets may be invested in non‑U.S. dollar-denominated securities. The Fund may use equity options or total return swaps referencing single or multiple stocks, funds or stock indices to create or hedge equity exposure. The Fund may also use total return swaps referencing stock indices or a custom basket of securities and futures referencing stock indices to equitize, or create equity market exposure, approximately equal to some or all of its cash and cash equivalents, receivables, and similar non‑equity assets, or to hedge against a general downturn in the equity markets. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
The Fund typically invests in medium‑to‑large well-established companies based on standards of the applicable market. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term profit growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.